23 Non-cash transactions	12 Months Ended
Dec. 31, 2020
Non-cash Transactions
Non-cash transactions
23	Non-cash transactions

During the years ended December 31, 2020, 2019 and 2018, the Company carried out non-cash transactions which are not reflected in the statements of cash flows. The main non-cash transactions were the business combinations of Guardaya in March 2019 and IPTAN and IESVAP in 2018, and issuance of shares for the acquisition of PEBMED in 2020; and additions and remeasurements of right-of-use assets and lease liabilities in 2020 and 2019.